SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Preferred Income Strategies Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21286

1.	Title of the class of securities of BlackRock Preferred Income Strategies Fund, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, par value $.01 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  The Depository Trust Company (DTC), holder of record of the Shares, determines by lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of November, 2008.

BLACKROCK PREFERRED INCOME STRATEGIES FUND, INC.

By:	/s/ Neal J. Andrews
Name:	Neal J. Andrews
Title:	Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	09255H204	December 16, 2008	229	$5,725,000
T7	09255H303	December 17, 2008	229	$5,725,000
W7	09255H402	December 18, 2008	229	$5,725,000
R7	09255H501	December 12, 2008	229	$5,725,000
F7	09255H600	December 15, 2008	229	$5,725,000
W28	09255H709	December 18, 2008	327	$8,175,000
R28	09255H808	January 2, 2009	327	$8,175,000